Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2005 Portfolio

September 30, 2020

VIPF2005-QTLY-1120
1.822342.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	5,986	$267,574
VIP Equity-Income Portfolio Initial Class (a)	13,436	281,348
VIP Growth & Income Portfolio Initial Class (a)	16,574	321,204
VIP Growth Portfolio Initial Class (a)	2,961	273,833
VIP Mid Cap Portfolio Initial Class (a)	2,441	78,074
VIP Value Portfolio Initial Class (a)	16,018	206,477
VIP Value Strategies Portfolio Initial Class (a)	9,489	101,055
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,157,994)		1,529,565

International Equity Funds - 15.3%
VIP Emerging Markets Portfolio Initial Class (a)	107,055	1,291,086
VIP Overseas Portfolio Initial Class (a)	43,401	1,032,511
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,860,754)		2,323,597

Bond Funds - 54.4%
Fidelity Inflation-Protected Bond Index Fund (a)	152,825	1,678,020
Fidelity Long-Term Treasury Bond Index Fund (a)	20,531	346,358
VIP High Income Portfolio Initial Class (a)	57,739	303,706
VIP Investment Grade Bond Portfolio Initial Class (a)	420,788	5,937,322
TOTAL BOND FUNDS
(Cost $7,463,635)		8,265,406

Short-Term Funds - 20.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $3,067,027)	3,067,027	3,067,027
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,549,410)		15,185,595
NET OTHER ASSETS (LIABILITIES) - 0.0%		(486)
NET ASSETS - 100%		$15,185,109

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,498,652	$533,714	$490,663	$3,525	$4,814	$131,503	$1,678,020
Fidelity Long-Term Treasury Bond Index Fund	348,058	156,486	224,970	5,465	17,864	48,920	346,358
VIP Contrafund Portfolio Initial Class	247,913	183,647	213,281	1,509	15,492	33,803	267,574
VIP Emerging Markets Portfolio Initial Class	938,675	802,801	447,819	84,311	(8,450)	5,879	1,291,086
VIP Equity-Income Portfolio Initial Class	261,867	229,199	181,076	12,209	(9,313)	(19,329)	281,348
VIP Government Money Market Portfolio Initial Class 0.01%	2,820,355	1,541,224	1,294,552	9,622	--	--	3,067,027
VIP Growth & Income Portfolio Initial Class	298,559	260,360	201,813	15,607	(765)	(35,137)	321,204
VIP Growth Portfolio Initial Class	253,381	198,563	221,950	22,606	33,576	10,263	273,833
VIP High Income Portfolio Initial Class	276,690	122,657	86,968	2,111	(5,824)	(2,849)	303,706
VIP Investment Grade Bond Portfolio Initial Class	5,329,156	1,953,691	1,731,136	24,037	9,743	375,868	5,937,322
VIP Mid Cap Portfolio Initial Class	72,725	53,675	49,893	121	(2,987)	4,554	78,074
VIP Overseas Portfolio Initial Class	1,157,412	571,650	712,337	5,279	(19,806)	35,592	1,032,511
VIP Value Portfolio Initial Class	192,386	167,151	123,675	7,814	(5,006)	(24,379)	206,477
VIP Value Strategies Portfolio Initial Class	94,278	82,332	60,261	5,018	(5,923)	(9,371)	101,055
Total	$13,790,107	$6,857,150	$6,040,394	$199,234	$23,415	$555,317	$15,185,595

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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